Employee Savings and Stock Ownership Plans (Tables)	12 Months Ended
Dec. 31, 2010
Employee Savings and Stock Ownership Plans
Employee Savings and Stock Ownership Plans and ESOP Debt Shares

Employee Savings and Stock Ownership Plans

(Millions)	2010	2009	2008
Dividends on shares held by the ESOP	$—	$31	$33
Company contributions to the ESOP	—	16	14
Interest incurred on ESOP notes		1	3
Amounts reported as an employee benefit expense:
Expenses related to ESOP debt service	—	10	9
Expenses related to treasury shares	—	25	3
Expenses for Company contributions made in cash	97	6	—

ESOP Debt Shares

	2010	2009	2008
Allocated	—	14,473,474	14,240,026
Committed to be released	—	—	27,201
Unreleased	—	—	1,333,692